Business Segments (Reconciliation of Operating Profit (Loss) from Segments to Consolidated Statements of Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit	¥ 1,551,000	¥ 1,663,400	¥ 1,463,400
Credit (provision) for credit losses	(231,862)	(86,998)	106,371
Trading account profits (losses)-net	276,654	1,148,661	(33,886)
Foreign exchange gains (losses)-net	192,086	(113,073)	(61,755)
Equity in earnings of equity method investees-net	176,857	172,946	110,520
Impairment of goodwill	(333,719)	(3,432)	(7,792)
Impairment of intangible assets	(117,726)	(677)	(312)
Income before income tax expense	1,162,670	2,262,656	1,420,443
Reconciliation [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit	1,551,000	1,663,000	1,463,000
Credit (provision) for credit losses	(232,000)	(87,000)	106,000
Trading account profits (losses)-net	(6,000)	636,000	(394,000)
Equity investment securities gains-net	105,000	90,000	170,000
Debt investment securities losses-net	(19,000)	(45,000)	(6,000)
Foreign exchange gains (losses)-net	129,000	(117,000)	(48,000)
Equity in earnings of equity method investees-net	177,000	173,000	111,000
Impairment of goodwill	(334,000)	(3,000)	(8,000)
Impairment of intangible assets	(118,000)	(1,000)
Other-net	(90,000)	(46,000)	26,000
Income before income tax expense	¥ 1,163,000	¥ 2,263,000	¥ 1,420,000